Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,544,535.27

Principal:
Principal Collections	$22,197,441.50
Prepayments in Full	$13,022,840.87
Liquidation Proceeds	$628,480.07
Recoveries	$3,170.84
Sub Total	$35,851,933.28
Collections	$39,396,468.55

Purchase Amounts:
Purchase Amounts Related to Principal	$210,525.84
Purchase Amounts Related to Interest	$995.46
Sub Total	$211,521.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,607,989.85

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$39,607,989.85
Servicing Fee	$841,654.39	$841,654.39	$0.00	$0.00	$38,766,335.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,766,335.46
Interest - Class A-2 Notes	$163,914.24	$163,914.24	$0.00	$0.00	$38,602,421.22
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$38,315,284.55
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$38,210,149.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,210,149.13
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$38,154,877.13
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,154,877.13
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$38,112,984.46
Third Priority Principal Payment	$6,155,890.46	$6,155,890.46	$0.00	$0.00	$31,957,094.00
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$31,902,260.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,902,260.67
Regular Principal Payment	$34,103,638.39	$31,902,260.67	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$39,607,989.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$6,155,890.46
Regular Principal Payment					$31,902,260.67
Total					$38,058,151.13
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$38,058,151.13	$91.93	$163,914.24	$0.40	$38,222,065.37	$92.33
Class A-3 Notes	$0.00	$0.00	$287,136.67	$0.68	$287,136.67	$0.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$38,058,151.13	$28.35	$708,184.33	$0.53	$38,766,335.46	$28.88

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$357,631,068.17	0.8638432	$319,572,917.04	0.7719153
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$970,881,068.17	0.7233236	$932,822,917.04	0.6949696

Pool Information
Weighted Average APR	4.274%	4.266%
Weighted Average Remaining Term	49.58	48.73
Number of Receivables Outstanding	48,512	47,328
Pool Balance	$1,009,985,263.48	$973,570,311.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$973,327,579.89	$938,405,177.71
Pool Factor	0.7404675	0.7137700

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$14,603,554.67
Yield Supplement Overcollateralization Amount	$35,165,133.84
Targeted Overcollateralization Amount	$42,948,772.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,747,394.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		156	$355,661.92
(Recoveries)		11	$3,170.84
Net Losses for Current Collection Period			$352,491.08
Cumulative Net Losses Last Collection Period			$1,160,168.63
Cumulative Net Losses for all Collection Periods			$1,512,659.71

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.42%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.84%	366	$8,185,584.24
61-90 Days Delinquent	0.09%	42	$872,852.60
91-120 Days Delinquent	0.05%	24	$516,077.33
Over 120 Days Delinquent	0.02%	7	$175,956.09
Total Delinquent Receivables	1.00%	439	$9,750,470.26

Repossession Inventory:
Repossessed in the Current Collection Period		29	$747,585.82
Total Repossessed Inventory		44	$1,127,950.33

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2574%
Preceding Collection Period			0.3384%
Current Collection Period			0.4265%
Three Month Average			0.3408%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1427%
Preceding Collection Period			0.1711%
Current Collection Period			0.1542%
Three Month Average			0.1560%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer